SMEAD FUNDS TRUST

Supplement dated October 29, 2018 to the

Prospectus dated March 30, 2018

Smead Value Fund

Investor Class Shares (SMVLX)	Class R1 Shares (SVFDX)
Class A Shares (SVFAX)	Class R2 Shares (SVFKX)
Class C Shares (SVFCX)	Class R3 Shares (SVFRX)
Class I1 Shares (SVFFX)	Class R4 Shares (SVFLX)
Class I2 Shares (SVFIX)	Class S Shares (SVFSX)
Class I3 Shares (SVFMX)	Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Prospectus dated March 30, 2018. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

Effective November 9, 2018, the first paragraph in the section entitled “Summary Section – Purchase and Sale of Fund Shares” on page 7 of the Prospectus is hereby deleted in its entirety and replaced with the following:

You may purchase or redeem shares by mail (Smead Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175 (for regular mail) or Smead Funds, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212 (for overnight or express mail), or by telephone at 877-807-4122 or by wire. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. Minimum initial and subsequent investment amounts are shown below.

Effective November 9, 2018, the paragraph in the section entitled “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings – Portfolio Holdings Information” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the Fund’s quarterly holdings report on Form N-Q. The annual and semi-annual reports to Fund shareholders are available free of charge by contacting Smead Funds, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, by calling 877-807-4122, or on the Fund’s website at https://smeadcap.com/smead-value-fund/. The Form N-Q is available on the SEC’s website at www.sec.gov.

Effective November 9, 2018, the first bullet point in the ninth paragraph of the section entitled “Shareholder Information – Choosing a Share Class” on page 19 of the Prospectus is hereby deleted in its entirety and replaced with the following:

-	individuals who (i) do not invest in the Fund through a financial intermediary and (ii) hold their shares directly with the Fund’s transfer agent, UMB Fund Services, Inc., (the “Transfer Agent”); and

Effective November 9, 2018, the first paragraph in the section entitled “Shareholder Information – How to Purchase Shares – Purchase Requests Must be Received in Good Order – Purchase by Mail” on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase by Mail. To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Smead Value Fund” to the Transfer Agent as follows:

Regular Mail	Overnight or Express Mail
Smead Funds	Smead Funds
c/o UMB Fund Services, Inc.	c/o UMB Fund Services, Inc.
P.O. Box 2175	235 West Galena Street
Milwaukee, Wisconsin 53201-2175	Milwaukee, Wisconsin 53212-3948

Effective November 9, 2018, the first paragraph in the section entitled “Shareholder Information – How to Purchase Shares – Purchase Requests Must be Received in Good Order – Purchase by Wire” on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase by Wire. If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Prior to sending the wire please call the Transfer Agent at 877-807-4122 to advise them of the wire and to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

UMB Bank, N.A.
1010 Grand Blvd Kansas City MO 64106

ABA Number:	101000695
DDA Number:	9872324749
Credit Account:	Smead Funds • Further Credit: Shareholder Name • Shareholder Account Number • Fund and Class to be purchased

Effective November 9, 2018, the second paragraph in the section entitled “Shareholder Information – How to Redeem Shares” on page 30 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Shareholders who hold shares of a Fund through an IRA or other retirement plan must indicate on their redemption requests whether to withhold federal income tax. IRA and retirement plan redemptions from accounts for which UMB Bank, n.a. serves as custodian must be completed on an IRA Distribution Form or other acceptable form approved by UMB Bank, n.a. Such redemption requests will generally be subject to a 10% federal income tax withholding unless a shareholder elects not to have taxes withheld. An IRA owner with a foreign residential address may not elect to forgo the 10% withholding. In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when federal withholding applies. Please consult with your tax professional.

Effective November 9, 2018, the paragraph in the section entitled “Shareholder Information – How to Redeem Shares – Signature Guarantees” on page 31-32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Medallion Signature Guarantees. The Transfer Agent may require a Medallion Signature Guarantee for certain redemption requests. A Medallion Signature Guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions. Medallion Signature Guarantees can be obtained from banks and securities dealers, but not from a notary public. A Medallion Signature Guarantee of each owner is required in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the Transfer Agent within the last 15 calendar days; and
•	for all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a Medallion Signature Guarantee.

In addition to the situations described above, the Fund and the Transfer Agent reserve the right to require a Medallion Signature Guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Effective November 9, 2018, the section entitled “Shareholder Information – How to Redeem Shares – Redemption by Mail” on page 32 of the Prospectus are hereby deleted in its entirety and replaced with the following:

Redemption by Mail. You can execute most redemptions by furnishing an unconditional written request to the Transfer Agent to redeem your shares at the current NAV per share. Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
Smead Funds	Smead Funds
c/o UMB Fund Services, Inc.	c/o UMB Fund Services, Inc.
P.O. Box 2175	235 West Galena Street
Milwaukee, Wisconsin 53201-2175	Milwaukee, Wisconsin 53212-3948

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the UMB Fund Services, Inc. post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Effective November 9, 2018, the section entitled “Transfer Agent and Dividend Paying Agent” on page 45 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Transfer Agent and Dividend Paying Agent

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212-3948

Effective November 9, 2018, the fourth paragraph in the section entitled “For More Information” on the back cover of the Prospectus is hereby deleted in its entirety and replaced with the following:

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by calling the Fund (toll-free) at 877-807-4122, by visiting the Fund’s website at https://smeadcap.com/smead-value-fund/ or by writing to:

Regular Mail	Overnight or Express Mail
Smead Funds	Smead Funds
c/o UMB Fund Services, Inc.	c/o UMB Fund Services, Inc.
P.O. Box 2175	235 West Galena Street
Milwaukee, Wisconsin 53201-2175	Milwaukee, Wisconsin 53212-3948

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SMEAD FUNDS TRUST

Supplement dated October 29, 2018 to the

Statement of Additional Information dated March 30, 2018

Smead Value Fund

Investor Class Shares (SMVLX)	Class R1 Shares (SVFDX)
Class A Shares (SVFAX)	Class R2 Shares (SVFKX)
Class C Shares (SVFCX)	Class R3 Shares (SVFRX)
Class I1 Shares (SVFFX)	Class R4 Shares (SVFLX)
Class I2 Shares (SVFIX)	Class S Shares (SVFSX)
Class I3 Shares (SVFMX)	Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Statement of Additional Information (the “SAI”) dated March 30, 2018. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

Effective November 9, 2018, the sections entitled “Regular Mail” and “Overnight or Express Mail” on the Cover Page of the SAI are hereby deleted in their entirety and replaced with the following:

Regular Mail	Overnight or Express Mail
Smead Funds	Smead Funds
c/o UMB Fund Services, Inc.	c/o UMB Fund Services, Inc.
P.O. Box 2175	235 West Galena Street
Milwaukee, Wisconsin 53201-2175	Milwaukee, Wisconsin 53212-3948

Effective November 9, 2018, the section entitled “Service Providers – Transfer Agent” on page 23 of the SAI is hereby deleted in its entirety and replaced with the following:

UMB Fund Services, Inc. (the “Transfer Agent”), 235 West Galena Street, Milwaukee, Wisconsin, 53212-3948, serves as the Fund’s transfer agent and dividend paying agent.

Effective November 9, 2018, the fourth sentence of the fourth paragraph in the section entitled “Additional Purchase and Redemption Information – Class A and Class S Sales Charge Reductions and Waivers” on page 36 of the SAI is hereby deleted in its entirety and replaced with the following:

If the current purchase is made directly through the Fund’s Transfer Agent, UMB Fund Services, Inc. (the “Transfer Agent”), only those shares held directly at the Transfer Agent may apply toward the right of accumulation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE